Exhibit 99.4 Schedule 8

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	XXXX	Loan File is Missing or Contains Insufficient Documentation for Basic Review	1
Credit	Terms/Guidelines	XXXX	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	XXXX	Borrower does not meet guideline requirements	1
Credit	Credit/Mtg History	XXXX	Credit score below guidelines	3
Credit	Credit/Mtg History	XXXX	Length of mortgage/rental history in file does not meet guideline requirement	4
Credit	Credit/Mtg History	XXXX	Number of mortgaged properties exceeds guideline limit	2
Credit	Credit/Mtg History	XXXX	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	DTI	XXXX	Debt Ratio Exception 5% or Less	1
Credit	LTV/CLTV	XXXX	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	3
Credit	LTV/CLTV	XXXX	LTV Exceeds Guideline Requirement by less than 5%	2
Credit	Assets	XXXX	Asset documentation is insufficient per guideline requirements	3
Credit	Assets	XXXX	Insufficient # of months cash reserves for PITI per guideline requirements	3
Property Valuations	Property	XXXX	Property Issues Indicated	2
Total				28

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